Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Appliance sales	$ 13,188,035	$ 8,759,916	$ 21,316,809	$ 8,759,916	$ 29,254,413
Furniture sales	2,944,013	1,702,284	4,326,378	1,702,284	4,814,931
Other sales	338,966	153,850	505,005	153,850	598,769
Total revenue	$ 16,471,014	$ 10,616,050	$ 26,148,192	$ 10,616,050	$ 34,668,113